Document and Entity Information	Jun. 23, 2021
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 23, 2021
Entity Registrant Name	GCM Grosvenor Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39716
Entity Tax Identification Number	85-2226287
Entity Address, Address Line One	900 North Michigan Avenue
Entity Address, Address Line Two	Suite 1100
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60611
City Area Code	312
Local Phone Number	506-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001819796
Class A common stock, par value $0.0001 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	GCMG
Security Exchange Name	NASDAQ
Warrants to purchase one share of Class A common stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Warrants to purchase one share of Class A common stock
Trading Symbol	GCMGW
Security Exchange Name	NASDAQ